Net income from insurance and pension plans (Tables)	12 Months Ended
Dec. 31, 2018
Net income from insurance and pension plans (Tables) [Abstract]
Net income from insurance and

13.   Net income from insurance and pension plans

	R$ thousand
	Years ended December 31
	2018	2017	2016
Written premiums	62,736,288	65,864,591	62,470,571
Supplemental pension plan contributions	4,441,813	5,090,043	3,679,922
Granted coinsurance premiums	(47,232)	(49,715)	(70,862)
Refunded premiums	(769,311)	(667,196)	(746,244)
Net written premiums earned	66,361,558	70,237,723	65,333,387
Reinsurance premiums paid	(91,463)	(191,088)	(306,265)
Premiums retained from insurance and pension plans	66,270,095	70,046,635	65,027,122

Changes in the provision for insurance	(25,837,488)	(30,435,868)	(29,729,884)
Changes in the provision for private pension plans	(3,571,734)	(4,369,903)	(3,052,034)
Changes in the insurance technical provisions and pension plans	(29,409,222)	(34,805,771)	(32,781,918)

Reported indemnities	(26,463,800)	(25,924,687)	(24,877,804)
Claims expenses	(67,298)	(36,068)	(119,201)
Recovery of ceded coinsurance	117,703	35,332	65,285
Recovery of reinsurance	18,786	116,913	141,711
Salvage recoveries	491,559	488,057	451,930
Changes in the IBNR provision	(121,320)	(274,509)	(204,354)
Retained claims	(26,024,370)	(25,594,962)	(24,542,433)

Commissions on premiums	(2,655,101)	(2,700,131)	(2,696,002)
Recovery of commissions	12,411	19,334	29,927
Fees	(353,139)	(403,835)	(489,279)
Brokerage expenses - private pension plans	(125,770)	(153,552)	(167,654)
Changes in deferred commissions	(58,032)	(167,728)	(224,000)
Selling expenses for insurance and pension plans	(3,179,631)	(3,405,912)	(3,547,008)

Net income from insurance and pension plans	7,656,872	6,239,990	4,155,763